UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10501______

_______BlackRock Municipal 2018 Term Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Municipal 2018 Term Trust

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (unaudited)

BlackRock Municipal 2018 Term Trust (BPK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—151.8%
			Alabama—2.5%
A2	$ 5,845		Huntsville Hlth. Care Auth. RB, Ser. A, 5.625%, 6/01/22	06/12 @ 101	$ 6,269,815

			California—7.1%
A	1,750		Agua Caliente Band of Cahuilla Indians RB, 5.60%, 7/01/13	No Opt. Call	1,819,353
AAA	5,425		Clovis Unified Sch. Dist. Cap. Apprec. Election 2004 GO, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	2,849,752
NR	1,120		Lincoln Cmny. Facs. Dist. 1 ST, 5.90%, 9/01/24	09/13 @ 102	1,202,936
BBB+	5,000		Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. RB, Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23, AMT	No Opt. Call	5,375,850
BBB	6,500		Poll. Ctrl. Sld. Wst. Mgmt., Inc. RB, Ser. C, 5.125%, 11/01/23, AMT	11/15 @ 101	6,838,130

					18,086,021

			Colorado—4.2%
BBB	5,000		Hsg. & Fin. Auth. Sld. Wst. RB, Wst. Mgmt., Inc. Proj., 5.70%, 7/01/18, AMT	No Opt. Call	5,503,850
Baa2	5,010		Park Creek Met. Dist. Sr. Ltd. Ppty. Tax RB, 5.25%, 12/01/20	12/15 @ 101	5,271,372

					10,775,222

			Connecticut—1.5%
Baa3	3,750	[3]	Mashantucket Western Pequot Tribe Spec. RB, Ser. B, 5.75%, 9/01/18	09/07 @ 102	3,878,813

			Florida—10.7%
NR	670		Baywinds Cmnty. Dev. Dist. SA, Ser. B, 4.90%, 5/01/12	No Opt. Call	676,445
Baa2	1,585		Cap. Trust Agcy. Multi-Fam. Hsg. RB, American Oppty. Proj., Ser. A, 5.75%, 6/01/23	06/13 @ 102	1,562,509
NR	2,000		CFM Cmnty. Dev. Dist. Cap. Impvt. RB, Ser. B, 5.875%, 5/01/14	No Opt. Call	2,048,200
			Live Oak Cmnty. Dev. Dist. SA,
NR	1,800		No. 1, Ser. B, 5.00%, 11/01/09	No Opt. Call	1,801,350
NR4	90		No. 2, Ser. B, 5.30%, 5/01/08	No Opt. Call	90,422
BB+	4,515		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,105,562
NR	1,595		Pine Islands Cmnty. Dev. Dist. Util. Sys. RB, 5.30%, 11/01/10	No Opt. Call	1,589,210
NR	3,920		Stevens Plantation Cmnty. Dist. SA, Ser. B, 6.375%, 5/01/13	No Opt. Call	4,037,561
NR4	5,410		Vlg. Ctr. Cmnty. Dev. Dist. RB, Ser. B, 5.875%, 1/01/15	No Opt. Call	5,647,445
NR	3,130		Vlg. of Westport Cmnty. Dev. Dist. Cap. Impvt. RB, Ser. A, 5.40%, 5/01/20	05/13 @ 100	3,189,720
NR	1,450		Westchester Cmnty. Dev. Dist. No. 1 SA, 6.00%, 5/01/23	05/13 @ 101	1,538,697

					27,287,121

			Illinois—24.4%
NR	1,825	[3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,871,081
			Chicago O’Hare Intl. Arpt. RB,
AAA	5,000		Ser. A, 5.00%, 1/01/19, AMBAC	01/16 @ 100	5,339,000
AAA	8,000		Ser. A, 5.00%, 1/01/20, AMBAC	01/16 @ 100	8,523,360
AAA	5,000		Ser. A, 5.75%, 1/01/18, MBIA, AMT	01/12 @ 100	5,412,200
A2	12,500	[5]	Dev. Fin. Auth. Adventist Hlth. Sys. RB, Sunbelt Oblig. Proj., 5.50%, 11/15/09	N/A	13,278,375
BBB	5,980	[5]	Edl. Facs. Auth. Student Hsg. Edl. Adv. Fund RB, Univ. Ctr. Proj., 6.00%, 5/01/12	N/A	6,718,889
Baa2	2,750		Fin. Auth. Student Hsg. RB, MJH Ed. Asst. Living Proj., Ser. A, 5.50%, 6/01/19	06/14 @ 100	2,934,140
A	5,000		Hlth. Facs. Auth. RB, Elmhurst Mem. Hosp. Proj., 5.50%, 1/01/22	01/13 @ 100	5,308,200
			Kane & Du Page Cntys. Sch. Dist. GO,
AAA	4,625	[5]	Ser. B, Zero Coupon, 1/01/18, FSA	N/A	2,744,197
AAA	4,100	[5]	Ser. B, Zero Coupon, 1/01/19, FSA	N/A	2,281,855
AAA	2,950	[5]	Ser. B, Zero Coupon, 1/01/21, FSA	N/A	1,461,194
AAA	1,700	[5]	Ser. B, Zero Coupon, 1/01/22, FSA	N/A	786,250
			Sports Facs. Auth. RB,
AAA	1,885		Zero Coupon, 6/15/19, AMBAC	06/15 @ 101	1,726,434
AAA	1,985		Zero Coupon, 6/15/20, AMBAC	06/15 @ 101	1,816,017
AAA	2,090		Zero Coupon, 6/15/21, AMBAC	06/15 @ 101	1,911,514

					62,112,706

			Indiana—10.5%
AA	13,970	[5]	Hlth. Fac. Fin. Auth. RB, Sisters of St. Francis Proj., 5.75%, 11/01/11	N/A	15,495,384
BBB	2,500		Indianapolis Arpt. Auth. RB, FedEx Corp. Proj., 5.10%, 1/15/17, AMT	No Opt. Call	2,647,550
BBB+	4,000		Petersburg PCRB, Pwr. & Lt. Conv. Proj., 5.75%, 8/01/21	08/11 @ 102	4,277,960
NR	4,350		Vincennes Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	4,344,998

					26,765,892

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Louisiana—1.3%
AAA	$ 3,145		Pub. Facs. Auth. Dept. of Pub. Safety RB, 5.875%, 6/15/14, MBIA	06/10 @ 100	$ 3,380,277

			Maryland—2.1%
NR	5,170		Frederick Cnty. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,257,063

			Michigan—3.0%
A1	5,450	[5]	Hosp. Fin. Auth. RB, Henry Ford Hlth. Sys. Proj., Ser. A, 6.00%, 11/15/09	N/A	5,877,225
			Pontiac Tax Increment Fin. Auth. Dev. RB,
A	700		Area 2, 5.625%, 6/01/22, ACA	06/12 @ 101	749,056
A	1,000		Area 3, 5.375%, 6/01/17, ACA	06/12 @ 101	1,062,840

					7,689,121

			Mississippi—4.3%
BBB	9,000		Lowndes Cnty. Sld. Wst. Disp. PCRB, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	10,984,860

			Multi-State—10.3%
A3	14,000	[3]	Charter Mac Equity Issuer Trust, Ser. A-3, 6.80%, 10/01/52	10/14 @ 100	15,955,940
			Munimae TE Bond Subsidiary, LLC,
Baa1	6,000	[3]	Ser. B2, 5.20%, 6/30/49	09/14 @ 100	6,205,920
Baa3	4,000	[3]	Ser. D, 5.90%, 9/15/49	09/15 @ 101	4,089,480

					26,251,340

			Nevada—3.0%
BBB+	5,000		Dept. of Bus. & Ind. Republic Svcs. RB, 5.625%, 12/01/26, AMT	No Opt. Call	5,467,600
NR	1,000		Henderson Local Impvt. Dist. No. T18 SA, 5.15%, 9/01/21	03/07 @ 103	1,013,820
NR	1,100		Las Vegas Spec. Imp. Dist. 809 RB, Summerlin Area Proj., 5.35%, 6/01/17	12/06 @ 103	1,130,888

					7,612,308

			New Hampshire—6.3%
			Bus. Fin. Auth. PCRB, Pub. Svc. Co. Proj.,
Aaa	6,000		Ser. B, 4.75%, 5/01/21, MBIA, AMT	06/13 @ 102	6,159,000
AAA	7,000		Ser. C, 5.45%, 5/01/21, MBIA	05/12 @ 101	7,654,080
A+	2,025		Hlth. & Ed. Facs. Auth. RB, Exeter Hosp. Proj., 6.00%, 10/01/24	10/11 @ 101	2,227,095

					16,040,175

			New Jersey—12.6%
			Econ. Dev. Auth.,
BBB	8,500		RB, Cigarette Tax Proj., 5.50%, 6/15/24	06/12 @ 100	8,942,340
B	4,065		RB, Continental Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	4,265,933
B	6,750		RB, Continental Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	11/10 @ 101	7,132,455
Baa3	8,410		SA, Kapkowski Rd. Landfill Proj., 5.50%, 4/01/16	No Opt. Call	9,044,198
NR	2,500		Middlesex Cnty. Impvt. Auth. RB, Heldrich Ctr. Hotel Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,580,725

					31,965,651

			New York—8.0%
AA-	7,500		City of New York GO, 5.00%, 9/01/18	09/15 @ 100	8,039,700
B	3,460		New York City Indl. Dev. Agcy. RB, American Airlines, Inc., JFK Intl. Arpt. Proj.,
			7.625%, 8/01/25, AMT	08/16 @ 101	4,064,116
AA-	7,500		Tobacco Settlement Fin. Corp. SA, Ser. B1, 5.50%, 6/01/20	06/13 @ 100	8,156,100

					20,259,916

			North Carolina—1.7%
A-	4,000		Wake Cnty. Ind. Facs. PCRB, Pwr. & Lt. Co. Proj., 5.375%, 2/01/17	02/12 @ 101	4,254,000

			Ohio—0.2%
NR	500		Pinnacle Cmnty. Infrastructure Fin. Auth. Facs. RB, Ser. A, 6.00%, 12/01/22	12/14 @ 101	524,215

			Oklahoma—1.2%
B	2,700		Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	3,095,658

			Pennsylvania—7.3%
NR	2,000		Montgomery Cnty. Indl. Dev. Auth. RB, Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	2,119,880
			Philadelphia Auth. for Ind. Dev. RB,
AAA	5,000		Ser. B, 5.50%, 10/01/18, FSA	10/11 @ 101	5,426,950
AAA	5,000		Ser. B, 5.50%, 10/01/19, FSA	10/11 @ 101	5,424,600
			West Cornwall Twnshp. Mun. Auth. Coll. RB, Elizabethtown Coll. Proj.,
BBB+	2,500	[5]	5.90%, 12/15/11	N/A	2,762,700
BBB+	2,650	[5]	6.00%, 12/15/11	N/A	2,940,890

					18,675,020

			Puerto Rico—1.2%
BBB	2,665		Comnwlth. Pub. Impvt. GO, Ser. B, 5.25%, 7/01/17	07/16 @ 100	2,917,909

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			South Carolina—2.1%
BBB+	$ 5,000		Jobs Econ. Dev. Auth. Hosp. Fac. RB, Palmetto Hlth. Alliance Proj., Ser. A, 6.125%, 8/01/23	08/13 @ 100	$ 5,429,750

			Tennessee—2.5%
AAA	12,000		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. RB, Corenant Hlth. Proj.,
			Ser. A, Zero Coupon, 1/01/19, FSA	01/13 @ 71.667	6,372,840

			Texas—11.1%
BBB	2,000		Alliance Arpt. Auth., Inc. Spl. Fac. RB, FedEx Corp. Proj., 4.85%, 4/01/21, AMT	04/16 @ 100	2,027,340
			Birdville Indpt. Sch. Dist. GO,
AAA	1,615		Zero Coupon, 2/15/18, PSF	No Opt. Call	998,086
AAA	1,815		Zero Coupon, 2/15/19, PSF	No Opt. Call	1,064,824
AAA	2,625		Zero Coupon, 2/15/20, PSF	No Opt. Call	1,463,490
AAA	2,500		Zero Coupon, 2/15/21, PSF	No Opt. Call	1,328,575
BBB	10,010		Brazos River Auth. PCRB, TXU Elec. Co. Proj., Ser. C, 5.75%, 5/01/36, AMT	No Opt. Call	10,597,888
			Dallas Ft. Worth Intl. Arpt. Fac. Impvt. RB,
AAA	5,000		Ser. A, 5.875%, 11/01/17, FGIC, AMT	11/11 @ 100	5,443,350
AAA	5,000		Ser. A, 5.875%, 11/01/18, FGIC, AMT	11/11 @ 100	5,438,550

					28,362,103

			Trust Territories—1.6%
A	4,000	[3]	San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	4,028,680

			Washington—4.6%
			Energy Northwest Wind Proj. RB,
A-	5,000	[5]	Ser. A, 6.00%, 1/01/07	N/A	5,177,800
A-	6,175	[5]	Ser. B, 5.875%, 1/01/07	N/A	6,392,730

					11,570,530

			Wisconsin—6.5%
			Hlth. & Edl. Facs. Auth. RB,
AA-	4,560	[5]	Foredert & Cmnty. Proj., 5.375%, 10/01/11	N/A	4,973,683
AA-	440		Foredert & Cmnty. Proj., 5.375%, 10/01/21	10/11 @ 101	465,617
A	10,000		Wheaton Franciscan Svcs. Proj., 6.25%, 8/15/22	02/12 @ 101	11,130,700

					16,570,000

			Total Long-Term Investments (cost $360,197,768)		386,417,006

			SHORT-TERM INVESTMENT—0.9%
			Tennessee—0.9%
VMIG1	2,200	[6]	Montgomery Cnty. Pub. Bldg. Auth. RB, 3.85%, 10/02/06, FRDD (cost $2,200,000)	N/A	2,200,000

			Total Investments —152.7% (cost $362,397,7687)		$ 388,617,006
			Other assets in excess of liabilities —1.4%		3,632,673
			Preferred shares at redemption value, including dividends payable —(54.1)%		(137,633,457)

			Net Assets Applicable to Common Shareholders —100%		$ 254,616,222

[1]	Using the highest of Standard & Poor’s, Moody’s Investors Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2006, the Trust held 14.2% of its net assets, with a current market value of $36,029,914, in securities restricted as to resale.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2006.
[7]	Cost for Federal income tax purposes is $362,294,932. The net unrealized appreciation on a tax basis is $26,322,074, consisting of $26,347,357 gross unrealized appreciation and $25,283 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	PCRB	—	Pollution Control Revenue Bond
AMBAC	—	American Municipal Bond Assurance Corp.	PSF	—	Public School Fund Guaranteed
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	SA	—	Special Assesment
FSA	—	Financial Security Assurance	ST	—	Special Tax
GO	—	General Obligation	TA	—	Tax Allocation
MBIA	—	Municipal Bond Insurance Assoc.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Municipal 2018 Term Trust___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006